UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05506

College and University Facility Loan Trust Two
(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

James Byrnes US Bank Corporate Trust Services One Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code:		617-603-6442

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2007

Item 1.         Schedule of Investments

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

SCHEDULE OF INVESTMENTS

February 28, 2007

(Dollar Amounts in Thousands)

(continued)

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
-	-	-	-	-	-
	COLLEGE AND UNIVERSITY LOANS (94.1%)
	ALABAMA
$1,285	Alabama Agricultural and Mechanical University	3.000	05/01/2018	10.27	$907
1,455	Auburn University	3.000	12/01/2018	9.16	1,007
60	Huntingdon College	3.000	10/01/2008	10.60	55
435	University of Alabama in Birmingham	3.000	11/01/2008	7.97	409
	CALIFORNIA
134	Azusa Pacific University	3.750	04/01/2015	10.88	102
125	California Polytechnic State University	3.000	11/01/2007	10.05	119
660	California State University	3.000	11/01/2013	8.93	538
1,843	California State University	3.000	11/01/2019	8.99	1,303
339	Lassen Junior College District	3.000	04/01/2020	10.27	226
196	Occidental College	3.000	10/01/2019	10.41	128
1,120	University Student Co-Operative Association	3.000	04/01/2019	10.70	745
150	West Valley College	3.000	04/01/2009	10.50	137
	COLORADO
260	Regis College (Denver)	3.000	11/01/2012	10.47	207
	DELAWARE
117	Wesley College	3.375	05/01/2013	10.88	96
459	University of Delaware	3.000	12/01/2018	8.81	326
	FLORIDA
65	Embry-Riddle Aeronautical University	3.000	09/01/2007	10.64	61
61	Florida Institute of Technology	3.000	11/01/2009	10.53	54
65	University of Central Florida	3.000	10/01/2007	10.08	61
1,305	University of Florida	3.000	07/01/2014	10.15	985
	GEORGIA
90	Emmanuel College	3.000	11/01/2013	10.45	70
105	LaGrange College	3.000	03/01/2009	11.06	95
271	Mercer University	3.000	05/01/2014	10.58	210
390	Morehouse College	3.000	07/01/2010	10.50	326
596	Paine College	3.000	10/01/2016	10.45	423
	ILLINOIS
525	Concordia College	3.000	05/01/2019	10.65	351
810	Sangamon State University	3.000	11/01/2018	10.12	571
	INDIANA
137	Taylor University	3.000	10/01/2012	10.50	109
446	Taylor University	3.000	10/01/2013	10.49	346
2,930	Vincennes University	3.000	06/01/2023	9.02	1,885
	IOWA
204	Simpson College	3.000	07/01/2016	10.58	143

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
	KANSAS
$20	Fort Hays State University	3.000	10/01/2007	10.08	$19
	KENTUCKY
111	Georgetown College	3.000	12/01/2008	10.04	96
270	Georgetown College	3.000	12/01/2009	10.05	228
16	Spalding University	3.000	09/01/2007	10.66	15
180	Transylvania University	3.000	11/01/2010	10.51	153
	LOUISIANA
38	Dillard University	3.000	04/01/2008	11.09	37
	MARYLAND
166	Hood College	3.625	11/01/2014	10.54	129
1,311	Morgan State University	3.000	11/01/2014	10.56	999
	MASSACHUSETTS
198	Hampshire College	3.000	07/01/2013	10.75	151
741	Hampshire College	3.000	02/01/2014	10.70	556
130	Brandeis University	3.000	11/01/2011	10.64	109
535	College of the Holy Cross	3.625	10/01/2013	10.60	428
2,072	Northeastern University	3.000	05/01/2018	10.53	1,429
248	Springfield College	3.500	05/01/2013	10.67	205
1,723	Tufts University	3.000	10/01/2021	10.39	1,075
465	Wheaton College	3.500	04/01/2013	10.70	375
11	Wheelock College	3.000	05/01/2011	10.23	10
	MICHIGAN
46	Albion College	3.000	10/01/2009	10.56	40
	MINNESOTA
169	College of Saint Thomas	3.000	11/01/2009	10.53	149
407	College of Santa Fe	3.000	10/01/2018	10.43	278
320	MacAlester College	3.000	05/01/2020	10.46	211
	MISSISSIPPI
1,019	Hinds Junior College	3.000	04/01/2013	10.42	837
432	Millsaps College	3.000	11/01/2021	10.34	271
1,100	Mississippi State University	3.000	12/01/2020	9.64	707
	MISSOURI
125	Central Missouri State University	3.000	07/01/2007	10.18	117
166	Drury College	3.000	04/01/2015	10.63	125
193	Drury College	3.000	10/01/2010	10.75	167
71	Southeast Missouri State University	3.000	04/01/2007	10.58	69
	————— MONTANA ————
208	Carroll College	3.750	06/01/2014	10.46	159
111	Carroll College	3.000	06/01/2018	10.15	75
	————— NEW HAMPSHIRE ————
102	New England College	3.000	04/01/2016	10.77	74

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
	NEW JERSEY
$1,110	Fairleigh Dickinson University	3.000	11/01/2017	10.39	$770
350	Newark Beth Israel Hospital	3.625	01/01/2014	11.06	260
990	Rider College	3.625	11/01/2013	10.42	786
297	Rider College	3.000	05/01/2017	10.70	211
450	Rutgers, The State University	3.750	05/01/2016	9.19	358
	NEW YORK
400	Daemen College	3.000	04/01/2016	10.77	289
750	D’Youville College	3.000	04/01/2018	10.90	511
1,012	Hofstra University	3.000	11/01/2012	10.61	821
243	Long Island University	3.000	11/01/2009	10.69	217
325	Long Island University	3.625	06/01/2014	10.49	247
504	Memorial Hospital for Cancer and Allied Diseases	3.375	04/01/2012	10.68	423
161	Utica College	3.000	11/01/2009	10.53	142
	NORTH CAROLINA
75	Catawba College	3.000	12/01/2009	10.27	64
250	Elizabeth City State University	3.000	10/01/2017	10.02	176
297	Saint Mary’s College	3.000	06/01/2020	10.14	192
75	University of North Carolina	3.000	01/01/2008	9.50	67
	OHIO
25	Rio Grande College	3.000	03/30/2009	10.93	23
133	University of Steubenville	3.125	04/01/2010	10.98	116
480	Wittenberg University	3.000	05/01/2015	10.76	358
158	Wittenberg University	3.000	11/01/2017	10.39	110
12	Wooster Business College	3.000	03/30/2009	10.88	11
	OKLAHOMA
305	Cameron University	3.000	04/01/2007	10.16	298
	OREGON
528	George Fox College	3.000	07/01/2018	10.64	358
55	Linfield College	3.000	10/01/2017	10.44	38
	PENNSYLVANIA
313	Albright College	3.000	11/01/2015	10.23	236
90	Carnegie-Mellon University	3.000	05/01/2009	10.73	82
670	Carnegie-Mellon University	3.000	11/01/2017	10.51	470
720	Drexel University	3.500	05/01/2014	10.53	573
320	Gannon University	3.000	11/01/2011	10.49	264
154	Gannon University	3.000	12/01/2022	10.13	93
145	Lycoming College	3.625	05/01/2014	10.64	115
205	Lycoming College	3.750	05/01/2015	10.62	158

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
$113	Moravian College	3.375	11/01/2012	10.52	$91
1,775	Philadelphia College of Art	3.000	01/01/2022	10.62	1,071
355	Saint Vincent College	3.500	05/01/2013	10.86	285
197	Seton Hill College	3.625	11/01/2014	10.53	152
835	Villanova University	3.000	04/01/2019	10.70	556
262	York Hospital	3.000	05/01/2020	10.64	172
	SOUTH CAROLINA
1,314	Benedict College	3.000	11/01/2020	10.36	845
192	Morris College	3.000	11/01/2009	10.53	169
	TENNESSEE
213	Cumberland University	3.000	08/01/2017	10.52	144
138	Hiwassee College	3.000	09/15/2018	10.58	94
	TEXAS
230	Houston Tillotson College	3.500	04/01/2014	10.90	179
70	Southern Methodist University	3.000	10/01/2007	10.61	66
1,435	Southwest Texas State University	3.000	10/01/2015	9.51	1,086
962	Stephen F. Austin State University	3.375-3.500	10/01/2012	9.57	796
211	Texas A & I University	3.000	07/01/2009	9.57	187
280	Texas Southern University	3.500	04/01/2013	10.45	227
462	University of Saint Thomas	3.000	10/01/2019	10.41	302
	VERMONT
85	Champlain College	3.000	12/01/2013	10.19	64
1,019	Saint Michael’s College	3.000	05/01/2013	10.60	813
110	Vermont State College	3.000	06/01/2008	9.02	101
149	Vermont State College	3.000	07/01/2014	9.30	116
	VIRGINIA
545	James Madison University	3.000	06/01/2009	10.49	475
308	Lynchburg College	3.750	05/01/2015	10.64	241
450	Lynchburg College	3.000	05/01/2018	10.68	313
208	Mary Baldwin College	3.375	05/01/2012	10.68	175
405	Marymount University	3.000	05/01/2016	10.52	296
2,094	Norfolk State University	3.000	12/01/2021	9.77	1,325
105	Randolph-Macon College	3.000	05/01/2010	10.72	93
286	Saint Paul’s College	3.000	11/01/2014	10.56	218
1,157	Virginia Commonwealth University	3.000	06/01/2011	10.01	955
90	Virginia Wesleyan College	3.000	11/01/2009	10.54	81
76	Virginia Wesleyan College	3.000	11/01/2010	10.51	65
	WASHINGTON
118	Seattle University	3.000	11/01/2008	10.55	108

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
	WEST VIRGINIA
$141	Bethany College	3.375	11/01/2012	10.54	$116
185	Bethany College	3.000	11/01/2017	10.40	128
265	Bethany College	3.000	11/01/2012	10.40	216
10	Wheeling College	3.000	11/01/2007	10.59	9
	WISCONSIN
274	Carroll College	3.750	03/01/2015	10.93	208
345	Marian College	3.000	10/01/2016	10.45	244
44	Saint Norbert College	3.000	04/01/2007	11.10	43
	DISTRICT OF COLUMBIA
2,058	Georgetown University	3.000	11/01/2020	10.36	1,322
5,380	Georgetown University	4.000	11/01/2020	10.52	3,664
	PUERTO RICO
8	Inter American University of Puerto Rico	3.000	09/01/2007	10.66	8
1,525	Inter American University of Puerto Rico	3.000	01/01/2017	10.94	1,050
789	University of Puerto Rico, Rio Piedras Campus	3.000	06/01/2011	9.39	661
68,217	Total College and University Loans				49,655

	Allowance for Loan Losses				932

	Net Loans of the Trust				48,723

	INVESTMENT AGREEMENTS (5.9%)
1,193	JPMorgan Chase Bank - Liquidity Fund	7.750	06/01/2018	7.750	1,193
1,865	JPMorgan Chase Bank - Revenue Fund	7.050	06/01/2018	7.050	1,865
3,058	Total Investment Agreements				3,058
$71,275	Total Investments (100.0%)				$51,781

(A) Represents the rate of return based on the contributed cost and the amortization to maturity.

Item 2. Controls and Procedures

(a)          Not applicable to the registrant.

(b)         Not applicable to the registrant.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

1)              Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), is attached.

2)              Annual Compliance Statement of the Servicer, Capmark Finance, Inc. is attached.

3)              Attestation Report of Independent Accountants, Deloitte & Touche, LLP, is attached.

4)              Capmark reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	College and University Facility Loan Trust Two

By (Signature and Title)*	/s/ James Byrnes	Vice President

Date	April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James Byrnes	Vice President

Date	April 27, 2007

 * Print the name and title of each signing officer under his or her signature.